Information on market risk and fair value of financial assets and liabilities (telecom activities) - Interest rate risk management (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fixed rate component of gross financial debt (as a percent)	91.00%	96.00%	94.00%
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in euro interest rates (as a percent)	1.00%
Decrease in euro interest rates (as a percent)	1.00%
Interest rate risk [member] | Net financial debt [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in financial debt	€ (12)
Increase (decrease) in financial debt	14
Reserve of cash flow hedges [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in financial debt	(696)
Increase (decrease) in financial debt	€ 695